Related Party Transactions (Details) - USD ($)				10 Months Ended	12 Months Ended
	Feb. 15, 2023	Dec. 22, 2022	May 17, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Apr. 25, 2022
Related Party Transactions [Line Items]
Cash				$ 88,277	$ 16,138	$ 88,277
Promissory note outstanding balance					300,000
Company borrowed				0	175,000	0
Incurred expenses					$ 46,140
IPO [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Cover expenses							$ 300,000
Promissory note outstanding balance	$ 300,000					300,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Cash			$ 25,000
Issuance shares (in Shares)			2,875,000
Sponsor consideration		$ 206
Converted percentage					30.00%
Exceeds per share (in Dollars per share)					$ 12
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Founder shares issuance (in Shares)					643,777
Administrative Support Agreement [Member] | Mehana Capital L L C [Member]
Related Party Transactions [Line Items]
Incurred expenses				$ 0	$ 105,000
Affiliate Sponsor [Member]
Related Party Transactions [Line Items]
Repayments of Convertible Debt					$ 1,500,000
Price per unit (in Dollars per share)					$ 10
Sponser [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Founder shares issuance (in Shares)		2,060,622
Related Party [Member] | IPO [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount					$ 300,000
Related Party [Member] | Administrative Support Agreement [Member] | Mehana Capital L L C [Member]
Related Party Transactions [Line Items]
Service cost per month					10,000
Incurred expenses					$ 10,000	$ 0